Acquisition and Disposals - Catlin - Fair value of assets and liabilities acquired (Narrative) (Details) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
		May 01, 2015	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Business Acquisition [Line Items]
Goodwill			$ 13,946	$ 807,381	$ 25,159
Indefinite-lived intangible assets acquired during the period			8,000	673,000
Finite-lived intangible assets acquired			$ 6,000	$ 315,000	$ 18,500
Catlin Group Limited
Business Acquisition [Line Items]
Goodwill	[1]	$ 793,990
Indefinite-lived intangible assets acquired during the period		673,000
Finite-lived intangible assets acquired		315,000
Business Combination Measurement Period			12 months	12 months
Value of Business Acquired Adjustment, Amortization Period			2 years	2 years
Intangibles Assets Arising from Insurance Contracts Acquired in Business Combination, Amortization Expense			$ 59,600	$ 471,000
Unpaid Losses And Loss Expenses Adjustment Amortization Period			20 years	20 years
Catlin Group Limited | Insurance Segment
Business Acquisition [Line Items]
Goodwill	[1]	466,100
Catlin Group Limited | Reinsurance Segment
Business Acquisition [Line Items]
Goodwill	[1]	$ 327,900

[1]	Includes an increase of $15.9 million to goodwill from the amount initially recorded at June 30, 2015, as a result of several tax-related adjustments, including a decrease in other assets of $7.5 million, a decrease in deferred tax liability of $11.3 million, and an increase in other liabilities of $19.8 million.